Intangible assets - Components and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Beginning balance	$ 73.8	$ 66.5
Ending balance	92.9	73.8
Cost
Intangible assets
Beginning balance	222.4	210.0
Additions	31.3	18.2
Disposals		(4.5)
Effect of movements in exchange rates	(0.8)	(1.3)
Ending balance	252.9	222.4
Amortization and impairment losses
Intangible assets
Beginning balance	148.6	143.5
Amortization	11.5	9.6
Disposals		(4.5)
Effect of movements in exchange rates	0.1
Ending balance	160.0	148.6
Goodwill
Intangible assets
Beginning balance	6.3	7.6
Ending balance	9.6	6.3
Goodwill | Cost
Intangible assets
Beginning balance	6.3	7.6
Additions	4.0
Effect of movements in exchange rates	(0.7)	(1.3)
Ending balance	9.6	6.3
Software (mostly development costs)
Intangible assets
Beginning balance	66.0	58.2
Ending balance	82.9	66.0
Software (mostly development costs) | Cost
Intangible assets
Beginning balance	211.6	194.5
Additions	27.3	17.1
Effect of movements in exchange rates	(0.1)
Ending balance	238.8	211.6
Software (mostly development costs) | Amortization and impairment losses
Intangible assets
Beginning balance	145.6	136.3
Amortization	10.4	9.3
Effect of movements in exchange rates	(0.1)
Ending balance	155.9	145.6
Dry docking | Cost
Intangible assets
Beginning balance		4.5
Disposals		(4.5)
Dry docking | Amortization and impairment losses
Intangible assets
Beginning balance		4.5
Disposals		(4.5)
Other intangible assets
Intangible assets
Beginning balance	1.5	0.7
Ending balance	0.4	1.5
Other intangible assets | Cost
Intangible assets
Beginning balance	4.5	3.4
Additions		1.1
Ending balance	4.5	4.5
Other intangible assets | Amortization and impairment losses
Intangible assets
Beginning balance	3.0	2.7
Amortization	1.1	0.3
Ending balance	$ 4.1	$ 3.0